Contingencies	6 Months Ended
Jun. 30, 2014
Contingencies [Abstract]
Contingencies
Note 5 - Contingencies

Outstanding Legal Proceeding

On March 2, 2012 Internet Machines LLC, a Texas limited liability company filed a patent infringement lawsuit in the United States District Court for the Eastern District of Texas (the "Court") against numerous defendants (including many switch manufacturers) with respect to certain patents for switches, and included the Company's US subsidiary amongst the list of defendants named in such lawsuit. The lawsuit claims that the defendants have infringed certain patents purported to be owned by Internet Machines LLC and seeks unspecified compensation for damages as well as injunctive relief. The defendants filed answers and counterclaims to the complaint asserting that they do not infringe any claims of the asserted patents and the claims of the patents are invalid and/or unenforceable. On September 4, 2012, the Court granted the defendants' motion to stay the pending litigation. While one of the Company's switch suppliers (which is also named as a defendant in the aforesaid lawsuit) has agreed to indemnify the Company with respect to certain liabilities, there is no certainty that the Company will ultimately be able to collect all or any amounts under such indemnity should the Company be found liable under the lawsuit. The Company is unable at this time to assess the likelihood of an unfavorable outcome or range of potential loss.